SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023		Jun. 21, 2024
Numerator:
Net loss attributable to ordinary shareholders	$ (19,941,242)	$ (1,442,830)	$ (7,780,620)
Denominator:
Weighted-average number of ordinary shares outstanding - basic	113,261,317	7,226,480	7,226,480
Weighted-average number of ordinary shares outstanding - diluted	113,261,317	7,226,480	7,226,480	[1]
Earnings (loss) per share - basic	$ (0.18)	$ (0.2)	$ (1.08)	[1]
Earnings (loss) per share - diluted	$ (0.18)	$ (0.2)	$ (1.08)	[1]
Preferred shares, shares authorized					10,000,000
Preferred shares, par value					$ 0.00833335
Dilutive shares	0	0	0

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.